Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 673	$ 2,897
Time charter and voyage expenses-related parties	6,289	3,583	$ 2,446
Due to Related Parties, Current	$ 572	$ 543
Percentage of broker commission	1.00%
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue	29.62%	33.83%	50.60%
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting Interest	0.00%	8.40%	8.40%
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue	14.90%	33.80%	50.60%
Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	6
Management fees	$ 16,642	$ 15,294	$ 12,580
Due from Related Parties, Current	$ 673	1,785
Third Party Managers [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	6
Management fees	$ 1,488	834	0
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	6,289	3,583	$ 2,446
Due to Related Parties, Current	$ 572	$ 41
Conchart [Member] | Poseidon Transaction [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	19